Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff costs (including directors) comprise:
Wages and salaries	£ 5,278	£ 6,314	£ 3,731
Defined contribution pension cost	158	206	183
Social security contributions and similar taxes	643	769	431
Share based payment	520	203	170
Staff costs	£ 6,599	£ 7,492	£ 4,515